Cover Page Document	Oct. 19, 2020
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2020
Entity Registrant Name	WASHINGTON TRUST BANCORP, INC.
Entity Incorporation, State or Country Code	RI
Entity File Number	001-32991
Entity Tax Identification Number	05-0404671
Entity Address, Address Line One	23 Broad Street
Entity Address, City or Town	Westerly,
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02891
City Area Code	(401)
Local Phone Number	348-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000737468
Amendment Flag	false